Consolidated Statements of Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Dividends common stock per share	¥ 85.00	¥ 120.00	¥ 160.00